Shareholder Report, Holdings (Details)	May 31, 2024
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class A | Senior Loans_1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class A | Energy_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class A | Energy_2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class A | Health Care_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class A | Materials_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class A | Industrials_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class C | Senior Loans_1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class C | Energy_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class C | Energy_2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class C | Health Care_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C | Materials_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C | Industrials_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class I | Senior Loans_1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class I | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class I | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class I | Energy_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class I | Energy_2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class I | Health Care_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Materials_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class I | Industrials_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class IS | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Class IS | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Class IS | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Class IS | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class IS | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class IS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class IS | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class IS | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class IS | Senior Loans_1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class IS | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class IS | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class IS | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class IS | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class IS | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class IS | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class IS | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class IS | Energy_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class IS | Energy_2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class IS | Health Care_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class IS | Materials_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class IS | Industrials_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Class R | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Class R | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Class R | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class R | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class R | Senior Loans_1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R | Convertible Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class R | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class R | Energy_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class R | Energy_2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class R | Health Care_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class R | Materials_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class R | Industrials_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%